Employee Benefit Plans (Net Periodic Benefit Cost) (Details) - Defined Benefit Pension Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of net periodic benefit cost:
Service cost	$ 2.9	$ 2.8	$ 2.9
Interest cost	9.9	11.3	11.0
Expected return on plan assets	(14.7)	(16.4)	(16.2)
Recognized net actuarial gain	0.0	(1.0)	(0.2)
Amortization of prior service cost	0.1	0.1	0.1
Settlement income	0.0	0.0	(3.5)
Net periodic benefit cost	$ (1.8)	$ (3.2)	$ (5.9)
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	3.70%	4.50%	3.90%
Expected return on plan assets	5.64%	6.35%	6.00%